CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 26,773,902	$ 15,660,786
Restricted cash	0	32,024
Accounts receivable, net	11,241,534	12,495,375
Amounts due from related parties	2,215,672	1,671,220
Inventories, net	7,682,052	6,656,708
Prepayments and other current assets	6,497,363	3,228,984
Total current assets	54,410,523	39,745,097
Non current assets
Property and Equipment, net	969,207	576,376
Intangible assets, net		27,130
Long-term investments	104,335	105,892
Operating lease right-of-use assets, net	1,653,733	505,417
Total non current assets	2,727,275	1,214,815
Total assets	57,137,798	40,959,912
Current liabilities
Short-term borrowings	8,811,599	5,560,027
Accounts payable	7,666,956	5,750,157
Contract liabilities	3,229,431	1,332,132
Operating lease liabilities-current	303,851	294,028
Convertible debts		12,516,331
Financial liability	189,279	247,265
Amounts due to a related party	125,748
Accrued expenses and other current liabilities	5,860,907	5,027,620
Total current liabilities	26,187,771	30,727,560
Non current liabilities
Operating lease liabilities-non-current	1,274,314	172,070
Other non-current liabilities	166,829	79,964
Total non current liabilities	1,441,143	252,034
Total liabilities	27,628,914	30,979,594
COMMITMENTS AND CONTINGENCIES
Mezzanine equity
Total mezzanine equity		40,017,013
SHAREHOLDERS' (DEFICIT) EQUITY
Common stock value		8,062
Preferred stock value		2,000,000
Additional paid - in capital	79,883,038	6,563,764
Accumulated other comprehensive income	1,975,487	1,824,365
Accumulated deficit	(52,373,422)	(40,432,886)
Total shareholders' (deficit) equity	29,508,884	(30,036,695)
Total liabilities, mezzanine equity and shareholders' (deficit) equity	57,137,798	40,959,912
Series Angel Preference Shares
Mezzanine equity
Total mezzanine equity		1,176,340
Series Angel Redeemable Preference Shares
Mezzanine equity
Total mezzanine equity		1,176,340
Series A Redeemable Preference Shares
Mezzanine equity
Total mezzanine equity		8,043,015
Series A+ Redeemable Preference Shares
Mezzanine equity
Total mezzanine equity		3,795,370
Series B Redeemable Preference Shares
Mezzanine equity
Total mezzanine equity		25,825,948
Class A Ordinary Shares
SHAREHOLDERS' (DEFICIT) EQUITY
Common stock value	16,368
Class B Ordinary Shares
SHAREHOLDERS' (DEFICIT) EQUITY
Common stock value	7,413
Related Party
Current assets
Amounts due from related parties	2,215,672	$ 1,671,220
Current liabilities
Amounts due to a related party	$ 125,748